PROPERTY AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Impairment losses	¥ 919,724	$ 126,002	¥ 653,670